Report of Directors Corporate Governance - Single Figure of Remuneration Commentary (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Douglas Flint
Disclosure of transactions between related parties [line items]
Car benefit	£ 0	£ 0
Hong Kong bank-owned accommodation	0	0
Tax expense on car benefit and Hong Kong bank-owned accommodation	0	0
Insurance benefit (non-taxable)	56	75
Stuart Gulliver
Disclosure of transactions between related parties [line items]
Car benefit	0	64
Hong Kong bank-owned accommodation	282	263
Tax expense on car benefit and Hong Kong bank-owned accommodation	164	211
Insurance benefit (non-taxable)	£ 63	£ 63